Condensed Financial Information of the Parent Company (Details) - Schedule of Comprehensive Loss - Parent [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Condensed Statement of Income Captions [Line Items]
Loss from equity method investments	¥ (50,082)	¥ (18,396)
Operating expenses	(10,802)	(69,220)
Net loss	(60,884)	(87,616)
Foreign currency translation difference	1,456	2,445
Comprehensive loss	¥ (59,428)	¥ (85,171)